Schedule of Investments (unaudited) October 31, 2022	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Parts & Equipment — 0.4%
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27(a)	$80	$78,671

Beverages — 0.1%
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	40	30,382

Chemicals — 0.3%
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	30	28,344
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	40	30,921

		59,265

Commercial Services — 1.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)	80	76,580
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(a)	60	55,566
Sotheby’s, 7.38%, 10/15/27(a)	75	72,567
Verscend Escrow Corp., 9.75%, 08/15/26(a)	60	60,168

		264,881

Entertainment — 0.3%
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)	80	64,018

Environmental Control — 0.5%
GFL Environmental Inc., 4.00%, 08/01/28 (Call 08/01/23)(a)	60	51,449
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	80	55,035

		106,484

Food — 0.3%
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25(a)	60	57,001

Health Care - Products — 0.6%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)	60	50,647
Mozart Debt Merger Sub Inc., 5.25%, 10/01/29 (Call 10/01/24)(a)	80	62,359

		113,006

Health Care - Services — 0.2%
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	40	36,193

Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	20	16,132

Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)	80	73,119
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	80	69,337
Hub International Ltd., 7.00%, 05/01/26(a)	60	59,217

		201,673

Internet — 0.3%
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)	80	68,582

Machinery — 0.3%
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	80	69,571

Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	30	28,526
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	65	46,678

		75,204

Real Estate Investment Trusts — 0.4%
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	40	36,151

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc., 4.50%, 09/01/26 (Call 06/01/26)(a)	$50	$45,721

		81,872

Retail — 0.9%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	80	62,791
IRB Holding Corp., 7.00%, 06/15/25(a)	60	60,024
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	60	50,989

		173,804

Software — 0.1%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	30	24,984

Total Corporate Bonds & Notes — 7.5% (Cost: $1,517,642)		1,521,723

Floating Rate Loan Interests(b)

Advertising — 0.6%
Clear Channel Outdoor Holdings Inc., Term Loan B, 08/21/26(c)	100	91,352
CMG Media Corporation, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 7.25%, 12/17/26	40	37,281

		128,633

Aerospace & Defense — 0.9%
Cobham Ultra SeniorCo S.a.r.l, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29	30	28,875
Dynasty Acquisition Co. Inc.
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 7.25%, 04/06/26	59	54,808
2020 CAD Term Loan B2, (1 mo. LIBOR + 3.50%), 7.25%, 04/06/26	31	29,466
TransDigm Inc., 2020 Term Loan F, (3 mo. LIBOR + 2.25%), 5.92%, 12/09/25	70	68,291

		181,440

Airlines — 2.5%
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28	80	78,000
American Airlines Inc.
2017 Incremental Term Loan, 12/15/23(c)	50	49,722
2017 1st Lien Term Loan, 01/29/27	40	37,131
2018 Term Loan B, (1 mo. LIBOR + 1.75%), 5.35%, 06/27/25	60	56,625
2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 8.99%, 04/20/28	80	79,115
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27	110	112,154
United Airlines Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.11%, 04/21/28	90	87,675

		500,422

Apparel — 0.4%
Crocs Inc., Term Loan B, 02/20/29(c)	50	48,054
Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, 11/24/28(c)(d)	40	38,700

		86,754

Auto Parts & Equipment — 0.6%
Adient US LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 7.00%, 04/10/28	40	38,590
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 7.00%, 04/30/26	90	87,342

		125,932

Banks — 0.5%
AqGen Ascensus Inc., 2021 2nd Lien Term Loan, 08/02/29(c)	30	26,550

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
AqGen Island Holdings Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.19%, 08/02/28(d)	$85	$79,475

		106,025

Beverages — 1.1%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFRTE + 6%, 0.5% Floor), 9.65%, 01/24/30	75	64,946
Term Loan, (3 mo. SOFRTE + 3.25%, 0.5% Floor), 6.90%, 01/24/29	100	91,106
Triton Water Holdings Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 03/31/28	80	70,910

		226,962

Building Materials — 2.2%
ACProducts Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28	40	27,742
Chamberlain Group Inc., Term Loan B, 11/03/28(c)	90	81,546
CP Atlas Buyer Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 7.25%, 11/23/27	50	42,092
CPG International Inc., 2022 Term Loan B, (6 mo. SOFR CME + 2.50%, 0.50% Floor), 6.27%, 04/28/29	30	28,925
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 5.58%, 03/01/27	75	73,219
IPS Corporation
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 7.25%, 10/02/28	25	22,169
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 7.13%, 10/02/28	0	424
Jeld-Wen Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 6.00%, 07/28/28	20	18,371
Oscar AcquisitionCo, LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.15%, 04/29/29	50	45,131
Standard Industries Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%, 0.50% Floor), 6.68%, 09/22/28	40	39,105
Wilsonart LLC, 2021 Term Loan E, 12/31/26(c)	70	64,775

		443,499

Chemicals — 2.3%
Aruba Investments Inc., 2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.58%, 11/24/27	25	23,422
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26	40	39,150
Axalta Coating Systems US Holdings Inc., USD Term Loan B3, 06/01/24(c)	20	19,750
Diamond BV, 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 7.16%, 09/29/28	50	46,662
Discovery Purchaser Corporation, Term Loan, 10/04/29(c)	50	45,612
Element Solutions Inc., 2019 Term Loan B1, 01/31/26(c)	40	39,786
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 07/03/28	30	26,357
Messer Industries GmbH, 2018 USD Term Loan, 03/02/26(c)	50	49,075
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan, 10/02/28(c)	5	4,559
2021 Term Loan, 09/30/28(c)	35	30,991
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3 mo. LIBOR + 3.25%), 7.00%, 10/14/24	41	37,584
PQ Corporation, 2021 Term Loan B, 06/09/28(c)	40	38,560
Sparta U.S. HoldCo LLC, 2021 Term Loan, 08/02/28(c)	40	37,880
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28	20	19,169

		458,557

Security	Par (000)	Value

Commercial Services — 7.2%
Albion Financing 3 SARL, USD Term Loan, 08/17/26(c)	$50	$47,094
AlixPartners, LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 6.50%, 02/04/28	80	78,034
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 7.50%, 05/12/28	95	86,035
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 7.39%, 02/15/29	30	28,975
Avis Budget Car Rental, LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 5.51%, 08/06/27	30	28,889
AVSC Holding Corp., 2020 Term Loan B1, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.39%, 03/03/25	25	21,636
Belron Finance US LLC, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.38%, 04/13/28	50	49,078
Bright Horizons Family Solutions, LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 6.01%, 11/24/28	60	58,425
CHG Healthcare Services Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 7.00%, 09/29/28	50	48,446
CoreLogic Inc., Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 7.31%, 06/02/28	90	66,125
Creative Artists Agency, LLC, 2019 Term Loan B, 11/27/26(c)	70	69,154
Element Materials Technology Group US Holdings Inc.
2022 USD Delayed Draw Term Loan, 07/06/29(c)	19	18,332
2022 USD Term Loan, 07/06/29(c)	41	39,718
Galaxy US Opco Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 8.48%, 04/29/29(d)	85	76,925
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 7.26%, 07/03/24	100	97,300
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME + 4.00%, 0.75% Floor), 7.75%, 05/04/28	60	56,423
Midas Intermediate Holdco II, LLC, 2022 PIK Term Loan, 06/30/27(c)	70	62,821
PECF USS Intermediate Holding III Corporation, Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 8.00%, 12/15/28	50	38,393
Prime Security Services Borrower, LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 6.50%, 09/23/26	30	29,546
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 8.58%, 01/15/27	40	38,951
SSH Group Holdings Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 7.92%, 07/30/25	30	28,697
Trans Union, LLC
2019 Term Loan B5, 11/16/26(c)	40	38,993
2021 Term Loan B6, 12/01/28(c)	95	93,445
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.75%, 11/02/27	50	46,125
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.75%, 08/27/25	85	83,831
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.75%, 07/30/28	45	42,216
Wand NewCo 3 Inc., 2020 Term Loan, 02/05/26(c)	70	65,537
WEX Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 6.00%, 03/31/28	20	19,567

		1,458,711

Computers — 2.8%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28	79	69,273
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28	16	14,089
Genuine Financial Holdings, LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 7.50%, 07/11/25	40	39,375
Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 07/27/28(c)	70	61,064

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2021 USD 2nd Lien Term Loan, 07/27/29(c)	$40	$34,267
McAfee, LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.87%, 03/01/29	90	82,182
Peraton Corp.
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 7.50%, 02/01/28	80	76,886
2nd Lien Term Loan B1, 02/01/29(c)	30	28,425
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.73%, 08/31/28	150	147,787
Virtusa Corporation, First Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 7.50%, 02/11/28	20	19,175

		572,523

Cosmetics & Personal Care — 0.8%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/01/26	170	161,607

Distribution & Wholesale — 1.2%
American Builders & Contractors Supply Co. Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 5.75%, 01/15/27	60	58,673
Core & Main LP, 2021 Term Loan B, (6 mo. LIBOR + 2.50%), 6.53%, 07/27/28	125	121,641
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 8.00%, 12/12/25	40	39,217
PAI Holdco Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.16%, 10/28/27	30	27,375

		246,906

Diversified Financial Services — 2.3%
Advisor Group Inc., 2021 Term Loan, 07/31/26(c)	60	57,580
Castlelake Aviation Limited, Term Loan B, 10/22/26(c)	60	58,888
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 7.48%, 04/09/27	200	188,750
2021 USD 2nd Lien Term Loan, 04/07/28(c)	50	48,187
Fleetcor Technologies Operating Company, LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 5.50%, 04/28/28	60	58,800
Focus Financial Partners, LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%, 0.50% Floor), 6.25%, 06/30/28	30	29,279
Setanta Aircraft Leasing Designated Activity Company, Term Loan B, (3 mo. LIBOR + 2.00%), 5.67%, 11/05/28	30	29,537

		471,021

Electric — 0.4%
Calpine Construction Finance Company, L.P., 2017 Term Loan B, 01/15/25(c)	20	19,670
ExGen Renewables IV, LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.57%, 12/15/27	40	39,567
Pike Corporation, 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 6.76%, 01/21/28	30	29,384

		88,621

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc., 2020 Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.88%, 12/22/27	20	19,250

Electronics — 0.2%
II-VI Incorporated, 2022 Term Loan B, (1 mo. LIBOR + 2.75%, 0.5% Floor), 5.88%, 07/02/29	30	29,150

Engineering & Construction — 0.8%
Brand Energy & Infrastructure Services Inc., 2017 Term Loan, 06/21/24(c)	100	86,313
KKR Apple Bidco, LLC, 2021 Term Loan, 09/23/28(c)	40	38,714

Security	Par (000)	Value

Engineering & Construction (continued)
USIC Holdings Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 7.25%, 05/12/28	$40	$37,942

		162,969

Entertainment — 4.4%
Alchemy Copyrights, LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.13%, 03/10/28(d)	40	39,600
Bally’s Corporation, 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.55%, 10/02/28	20	18,558
Churchill Downs Incorporated, 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 5.76%, 03/17/28	40	38,700
Herschend Entertainment Company, LLC, 2021 Term Loan, 08/27/28(c)	50	49,437
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 6.00%, 03/24/25	40	39,100
Live Nation Entertainment Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 5.31%, 10/17/26	100	96,625
Motion Finco Sarl
USD Term Loan B1, 11/12/26(c)	35	33,065
Delayed Draw Term Loan B2, 11/12/26(c)	5	4,714
NASCAR Holdings, Inc., Term Loan B, 10/19/26(c)	20	19,786
Penn National Gaming Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 6.58%, 05/03/29	70	68,872
Scientific Games International Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 6.40%, 04/14/29	40	39,392
SeaWorld Parks & Entertainment Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.81%, 08/25/28	30	29,237
SMG US Midco 2 Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 6.91%, 01/23/25	30	28,388
Stars Group Holdings BV
2018 USD Incremental Term Loan, 07/21/26(c)	60	58,850
2022 USD Term Loan B, 07/22/28(c)	50	49,312
UFC Holdings, LLC, 2021 Term Loan B, (3 mo. LIBOR + 2.75%,
0.75% Floor), 7.11%, 04/29/26	65	63,456
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 6.51%, 05/18/25	145	140,831
WMG Acquisition Corp., 2021 Term Loan G, 01/20/28(c)	70	68,162

		886,085

Environmental Control — 1.6%
Covanta Holding Corporation
2021 Term Loan B, 11/30/28(c)	45	43,998
2021 Term Loan C, 11/30/28(c)	3	3,312
Filtration Group Corporation
2018 1st Lien Term Loan, 03/29/25(c)	60	58,642
2021 Incremental Term Loan, 10/21/28(c)	80	77,100
GFL Environmental Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 7.41%, 05/30/25	20	19,872
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.82%, 06/21/28	80	72,177
Packers Holdings, LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.56%, 03/09/28	60	54,840

		329,941

Food — 2.9%
8th Avenue Food & Provisions Inc., 2018 1st Lien Term Loan, 10/01/25(c)	50	43,313
Chobani, LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 7.48%, 10/25/27	100	90,650
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 6.00%, 01/29/27	115	110,855
Hostess Brands, LLC, 2019 Term Loan, 08/03/25(c)	80	78,640
Nomad Foods Europe Midco Limited, 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 5.16%, 05/15/24	30	29,640

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Sovos Brands Intermediate Inc., 2021 Term Loan, (3 mo. LIBOR + 3.5%, 0.75% Floor), 7.91%, 06/08/28	$70	$66,908
US Foods Inc.
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.75%, 09/13/26	60	58,793
2021 Term Loan B, 11/22/28(c)	24	23,586
UTZ Quality Foods, LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.84%, 01/20/28	80	78,362

		580,747

Food Service — 0.4%
Aramark Services Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 5.50%, 03/11/25	60	58,175
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 6.25%, 04/06/28	20	19,666

		77,841

Forest Products & Paper — 0.2%
Asplundh Tree Expert, LLC, 2021 Term Loan B, 09/07/27(c)	40	39,350

Health Care - Products — 2.2%
Avantor Funding Inc., 2021 Term Loan B5, 11/08/27(c)	70	68,532
Femur Buyer Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 8.17%, 03/05/26	40	34,750
Insulet Corporation, Term Loan B, 05/04/28(c)	20	19,525
Maravai Intermediate Holdings, LLC, 2022 Term Loan B, (3 mo. SOFRTE + 3%, 0.5% Floor), 6.96%, 10/19/27	75	72,985
Medical Solutions Holdings Inc., 2021 1st Lien Term Loan, 11/01/28(c)	39	37,310
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.00%, 10/23/28	185	169,891
Sotera Health Holdings, LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.5% Floor), 7.16%, 12/11/26(d)	40	36,200

		439,193

Health Care - Services — 3.0%
Catalent Pharma Solutions Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.63%, 02/22/28	50	49,313
Da Vinci Purchaser Corp., 2019 Term Loan, 01/08/27(c)	40	37,825
Electron BidCo Inc., 2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.75%, 11/01/28	80	77,225
eResearchTechnology Inc., 2020 1st Lien Term Loan, 02/04/27(c)	60	55,763
ICON Luxembourg S.A.R.L., LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28	80	79,154
IQVIA Inc., 2018 USD Term Loan B3, (3 mo. LIBOR + 1.75%), 5.42%, 06/11/25	30	29,831
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 8.00%, 08/31/26	50	39,125
Parexel International Corporation, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.00%, 11/15/28	110	105,779
Precision Medicine Group, LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 11/18/27(d)	58	53,898
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.92%, 12/22/28	75	72,594

		600,507

Home Furnishings — 0.3%
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 7.00%, 10/30/27	64	53,234

Housewares — 0.8%
Restoration Hardware Inc.
Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 6.25%, 10/20/28	25	23,467

Security	Par (000)	Value

Housewares (continued)
2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 7.08%, 10/20/28	$20	$18,833
Solis IV BV, USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29	85	70,320
Springs Windows Fashions, LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28	50	38,703

		151,323

Insurance — 4.6%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 7.00%, 05/09/25	100	97,016
2021 Term Loan B4, 11/06/27(c)	60	57,868
AmWINS Group Inc., 2021 Term Loan B, 02/19/28(c)	70	68,385
AssuredPartners Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 7.25%, 02/12/27	100	95,250
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 7.00%, 12/23/26	40	35,488
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 9.00%, 01/31/28	30	21,019
2021 Second Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 9.00%, 01/20/29	25	17,313
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.81%, 10/14/27	50	47,833
Hub International Ltd.
2018 Term Loan B, 04/25/25(c)	115	112,640
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 7.53%, 04/25/25	70	68,671
2022 Term Loan B, 10/31/29(c)(d)	25	24,250
Ryan Specialty Group, LLC, Term Loan, 09/01/27(c)	60	59,044
Sedgwick Claims Management Services Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 7.00%, 12/31/25	70	67,462
USI Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 6.42%, 05/16/24	165	162,835

		935,074

Internet — 5.0%
Adevinta ASA, USD Term Loan B, 06/26/28(c)	40	38,957
Arches Buyer Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.00%, 12/06/27	40	35,308
Barracuda Networks Inc., 2022 Term Loan, 08/15/29(c)	30	28,650
CNT Holdings I Corp., 2020 Term Loan, 11/08/27(c)	40	38,870
Go Daddy Operating Company, LLC, 2021 Term Loan B4, 08/10/27(c)	40	39,295
GoDaddy Inc., 10/21/29(c)	44	43,542
GoodRx Inc., 1st Lien Term Loan, 10/10/25(c)	20	19,396
I-Logic Technologies Bidco Limited, 2021 USD Term Loan B, 02/16/28(c)	20	19,525
ION Trading Finance Limited, 2021 USD Term Loan, 04/03/28(c)	20	18,554
MH Sub I, LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 7.50%, 09/13/24	160	153,800
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.98%, 02/23/29	100	91,375
Proofpoint Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 9.32%, 08/31/29	30	28,800
1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.32%, 08/31/28	150	142,500
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 7.25%, 02/12/27	80	68,700
Research Now Group Inc., 2017 1st Lien Term Loan, 12/20/24(c)	40	35,380

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Trader Corporation, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.63%, 09/28/23(d)	$30	$28,950
Uber Technologies Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 6.57%, 02/25/27	150	148,875
Voyage Australia Pty Limited, USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.74%, 07/20/28	20	19,275

		999,752

Leisure Time — 2.1%
1011778 B.C. Unlimited Liability Company, Term Loan B4, (1 mo. LIBOR + 1.75%), 5.50%, 11/19/26	80	77,740
Carnival Corporation, USD Term Loan B, (6 mo. LIBOR + 3.00%, 0.75% Floor), 5.88%, 06/30/25	70	65,552
City Football Group Limited, Term Loan, 07/21/28(c)	40	37,100
Equinox Holdings Inc., 2017 1st Lien Term Loan, 03/08/24(c)	135	98,270
Hayward Industries Inc., 2021 Term Loan, (1 mo. LIBOR + 2.50%, 0.50% Floor), 6.25%, 05/30/28	40	37,525
Peloton Interactive, Inc., Term Loan, (2 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27	20	19,350
Whatabrands LLC, 2021 Term Loan B, 08/03/28(c)	100	94,833

		430,370

Lodging — 2.5%
Aimbridge Acquisition Co. Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 7.50%, 02/02/26	40	36,088
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 6.50%, 12/23/24	66	65,492
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 7.25%, 07/21/25	24	23,749
Fertitta Entertainment, LLC, 2022 Term Loan B, (1 mo. SOFRTE + 4.00%, 0.50% Floor), 7.73%, 01/27/29	140	131,040
Four Seasons Hotels Limited, New 1st Lien Term Loan, (1 mo.
LIBOR + 2.00%), 5.75%, 11/30/23	50	49,884
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 06/22/26(c).	70	68,712
Playa Resorts Holding BV, 2017 Term Loan B, 04/29/24(c)	60	58,369
Station Casinos LLC, 2020 Term Loan B, 02/08/27(c)	40	39,127
Wyndham Hotels & Resorts Inc., Term Loan B, 05/30/25(c)	30	29,780

		502,241

Machinery — 1.9%
Arcline FM Holdings, LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 4.75%, 0.75% Floor), 7.00%, 06/23/28	40	37,750
Gardner Denver Inc., 2020 USD Term Loan B2, (1 mo. SOFR CME + 1.75%), 5.58%, 03/01/27	20	19,525
SPX Flow Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 8.33%, 04/05/29	80	75,486
Titan Acquisition Limited, 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25	80	73,014
Vertical US Newco Inc., Term Loan B, 07/30/27(c)	80	75,850
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.88%, 03/02/27	105	100,724

		382,349

Manufacturing — 0.5%
Gates Global LLC, 2021 Term Loan B3, 03/31/27(c)	70	67,915
Momentive Performance Materials Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 7.01%, 05/15/24	30	29,578

		97,493

Media — 2.1%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 7.01%, 12/01/23	40	31,575
Altice Financing SA, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 6.83%, 01/31/26	40	37,352

Security	Par (000)	Value

Media (continued)
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, 09/01/28(c)	$40	$38,872
CSC Holdings, LLC, 2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 5.66%, 07/17/25	50	48,154
DirecTV Financing, LLC, Term Loan, 08/02/27(c)	50	47,538
Radiate Holdco, LLC, 2021 Term Loan B, 09/25/26(c)	50	45,675
Sinclair Television Group Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 7.58%, 04/21/29	50	46,713
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.93%), 6.34%, 01/31/29	40	39,040
Virgin Media Bristol LLC
USD Term Loan N, 01/31/28(c)	30	29,366
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 6.66%, 01/31/29	24	23,593
Ziggo Financing Partnership, USD Term Loan I, 04/30/28(c)	30	29,178

		417,056

Metal Fabricate & Hardware — 0.1%
AZZ Inc., Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 8.08%, 05/13/29	20	19,825

Packaging & Containers — 1.4%
BWAY Holding Company, 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.38%, 04/03/24	80	76,000
Charter NEX US Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 7.50%, 12/01/27	70	67,725
LABL Inc., 2021 USD 1st Lien Term Loan, 10/29/28(c)	30	27,621
Pregis TopCo Corporation, 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 7.84%, 07/31/26	40	38,137
Tosca Services, LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 7.34%, 08/18/27	50	42,750
Trident TPI Holdings Inc.
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28	2	1,773
2021 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28	21	19,882

		273,888

Pharmaceuticals — 2.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 7.25%, 05/04/25	30	25,479
Bausch Health Companies Inc., 2022 Term Loan B, 02/01/27(c)	30	22,370
Elanco Animal Health Incorporated, Term Loan B, (1 mo. LIBOR + 1.75%), 4.88%, 08/01/27	65	62,552
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27	70	66,383
Grifols Worldwide Operations USA Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.75%, 11/15/27	30	28,740
Jazz Financing Lux S.a.r.l., USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 7.25%, 05/05/28	80	78,950
Option Care Health Inc., 2021 Term Loan B, 10/27/28(c)	40	39,350
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.19%, 06/02/28	70	68,163
Perrigo Investments, LLC, Term Loan B, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 6.33%, 04/20/29	25	24,594
PRA Health Sciences Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28	20	19,721

		436,302

Pipelines — 1.0%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.74%, 12/21/28	100	93,108
Medallion Midland Acquisition, LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/18/28	50	49,250

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Oryx Midstream Services Permian Basin LLC, Term Loan B, 10/05/28(c)	$60	$59,033

		201,391

Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 6.50%, 08/21/25	90	87,926

Real Estate Investment Trusts — 0.4%
RHP Hotel Properties, LP, 2017 Term Loan B, 05/11/24(c)	80	78,750

Retail — 2.7%
Beacon Roofing Supply Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 6.00%, 05/19/28	40	38,993
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 7.67%, 02/07/25	50	45,237
IRB Holding Corp., 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 6.50%, 02/05/25	100	98,389
LBM Acquisition LLC, Term Loan B, 12/17/27(c)	30	25,598
Leslie’s Poolmart Inc., 2021 Term Loan B, 03/09/28(c)	30	29,100
PetSmart Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 7.50%, 02/11/28	89	86,220
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 5.83%, 08/04/28	60	58,350
SRS Distribution Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 7.25%, 06/02/28	100	92,750
White Cap Buyer LLC, Term Loan B, 10/19/27(c)	80	75,402

		550,039

Semiconductors — 0.3%
MKS Instruments Inc., 2022 USD Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 6.32%, 08/17/29	70	68,375

Software — 12.4%
Applied Systems Inc.
2017 1st Lien Term Loan, 09/19/24(c)	70	69,030
2021 2nd Lien Term Loan, 09/19/25(c)	40	39,167
Ascend Learning, LLC
2021 Term Loan, 12/11/28(c)	60	54,917
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 9.50%, 12/10/29	30	25,388
Athenahealth Inc., 2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.97%, 02/15/29	90	81,822
Banff Merger Sub Inc., 2021 USD Term Loan, 10/02/25(c)	50	47,988
Camelot U.S. Acquisition LLC
Term Loan B, (1 mo. LIBOR + 3.00%), 6.75%, 10/30/26	62	61,335
2020 Incremental Term Loan B, 10/30/26(c)	179	175,500
CCC Intelligent Solutions Inc., Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 6.00%, 09/21/28	50	48,833
CDK Global Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.11%, 07/06/29	120	117,325
Cloudera Inc.
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 7.50%, 10/08/28	45	41,681
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.75%, 10/08/29	30	24,675
Cornerstone OnDemand Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 7.50%, 10/16/28	30	25,025
Dun & Bradstreet Corporation (The)
Term Loan, 02/06/26(c)	160	157,280
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 6.90%, 01/18/29	70	68,022
Emerald TopCo Inc, Term Loan, 07/24/26(c)	65	60,592

Security	Par (000)	Value

Software (continued)
Epicor Software Corporation, 2020 2nd Lien Term Loan, 07/31/28(c)	$80	$78,225
Grab Holdings Inc, Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 8.26%, 01/29/26	100	93,700
Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4, 12/01/27(c)	100	97,313
Helios Software Holdings Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.45%, 03/11/28	40	38,450
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 6.56%, 10/27/28	100	97,208
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 6.50%, 03/13/28	70	68,005
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28	90	82,025
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.75%, 04/24/28	160	150,101
Renaissance Holding Corp., 2022 Incremental Term Loan, 03/30/29(c)	50	48,417
Severin Acquisition, LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.09%, 08/01/25	40	39,190
Sophia, L.P., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27	90	86,400
SS&C European Holdings Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 5.50%, 04/16/25	24	23,467
SS&C Technologies Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 5.50%, 04/16/25	30	29,334
Tibco Software Inc., 2022 USD Term Loan, 03/30/29(c)	200	182,000
Ultimate Software Group Inc (The)
Term Loan B, (1 mo. LIBOR + 3.75%), 7.50%, 05/04/26	40	38,841
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 7.00%, 05/04/26	60	57,808
2021 2nd Lien Term Loan, 05/03/27(c)	50	45,875
Veritas US Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5%, 1.00% Floor), 8.67%, 09/01/25	60	48,100
VS Buyer, LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 6.75%, 02/28/27	100	97,083

		2,500,122

Telecommunications — 2.7%
Altice France S.A., USD Term Loan B12, (3 mo. LIBOR + 3.69%), 7.77%, 01/31/26	20	17,890
CenturyLink Inc., 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 6.00%, 03/15/27	40	37,193
Connect Finco Sarl, 2021 Term Loan B, 12/11/26(c)	125	120,625
Delta TopCo Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 5.84%, 12/01/27	40	36,387
Digicel International Finance Limited, 2017 Term Loan B, 05/28/24(c)	50	42,600
Frontier Communications Corp., 2021 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.44%, 05/01/28	30	28,286
GOGO Intermediate Holdings LLC, Term Loan B, 04/30/28(c)	20	19,595
Iridium Satellite LLC, 2021 Term Loan B2, 11/04/26(c)	70	68,841
Level 3 Financing Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 5.50%, 03/01/27	35	33,217
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 5.51%, 04/11/25	30	29,711
ViaSat Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 8.34%, 03/02/29	60	56,513
Zayo Group Holdings Inc., USD Term Loan, 03/09/27(c)	70	56,560

		547,418

Transportation — 0.3%
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 5.67%, 12/30/26	20	19,731

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME + 6.25%, 0.75% Floor), 9.73%, 12/15/26	$40	$37,533

		57,264

Total Floating Rate Loan Interests — 85.3% (Cost: $17,384,358)		17,212,838

Investment Companies

Exchange Traded Funds — 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF(e)	3	201,932

Total Investment Companies — 1.0% (Cost $197,882)		201,932

Total Long-Term Investments — 93.8% (Cost: $19,099,882)		18,936,493

Short-Term Securities

Money Market Funds — 36.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	7,280	7,280,000

Total Short-Term Securities — 36.0% (Cost: $7,280,000)		7,280,000

Total Investments in Securities — 129.8% (Cost: $26,401,801)		26,215,771

Liabilities in Excess of Other Assets — (29.8)%		(6,025,106)

Net Assets — 100.0%		$20,191,387

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/04/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$7,280,000	(b)	$—	$—	$—	$7,280,000	7,280	$19,003	$—

iShares iBoxx $ High Yield Corporate Bond ETF	—	307,417		(108,198)	(1,337)	4,050	201,932	3	—	—

					$(1,337)	$4,050	$7,481,932		$19,003	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Floating Rate Loan ETF

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,521,723	$—	$1,521,723
Investment Companies	201,932	—	—	201,932
Floating Rate Loan Interests	—	16,834,840	377,998	17,212,838
Money Market Funds	7,280,000	—	—	7,280,000

	7,481,932	18,356,563	377,998	26,216,493

Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(569)	(153)	(722)

	$7,481,932	$18,355,994	$377,845	$26,215,771

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Total
[Assets/Liabilities]
Opening balance, as of October 4, 2022	$—	$—	$—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	(3,605)	(153)	(3,758)
Purchases	381,603	—	381,603
Sales	—	—	—

Closing balance, as of October 31, 2022	$377,998	$(153)	$377,845

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange
SOFRTE	Term Secured Overnight Financing Rate